UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5047

Tax-Free Fund of Colorado
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/10

Date of reporting period: 06/30/11

FORM N-CSRS

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report
June 30, 2011

TAX-FREE FUND OF COLORADO A tax-free income investment

Serving Colorado Investors For Close to 25 Years Tax-Free Fund of Colorado “Experience, Procedures and Review”

August, 2011

Dear Fellow Shareholder:

     The Management of Tax-Free Fund of Colorado has been privileged to serve you and our other shareholders since the Fund’s inception in 1987 – close to 25 years ago.

     One of the benefits of being in existence so long is that we have experienced a number of up and down economic cycles and endured a variety of changes and challenges. In short, we have generally “seen it all before.” Back in 1993, we produced a “Thought for the Month” entitled “The Sky is Falling!” It was intended to calm any fears that our then shareholders might have had as a result of newspaper and magazine articles which were predicting that the municipal bond market was about to crumble.

     Here we are 18 years later and similar articles have been appearing once again in both the financial and local press. While the facts and circumstances may be somewhat different, we believe that what we said back in 1993 still holds true for us today.

     Certainly there is a degree of risk with virtually everything in life. However, we do not believe that “the sky is falling.” Furthermore, all of us associated with Tax-Free Fund of Colorado take very deliberate steps each and every day in pursuit of your Fund’s objective of seeking to provide you with as high a level of double tax-free income as is consistent with preservation of capital.

     The following are among those deliberate steps we take each day in managing your Fund:

•
In line with Tax-Free Fund of Colorado’s prospectus, we may only purchase investment grade securities – securities rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations - or if unrated, determined by your investment team to be of comparable quality. In addition to credit characteristics, we also look at an issue’s maturity and sector (in order to enhance diversification and meet other requirements identified by your portfolio management team).

•
We invest in an issue based on our initial research. Then we monitor the ongoing financial condition of the issuer. This may include speaking to financial officers affiliated with the issuer, reviewing economic changes impacting the issuer, and reviewing the issuer’s financial reports. The importance of knowing what we own is heightened during periods of market volatility.

NOT A PART OF THE SEMI-ANNUAL REPORT

     The research conducted prior to investing in a bond, and ongoing credit monitoring, make it possible to evaluate potential risks associated with an individual bond and the adequacy of the compensation provided for that risk. Simply put, we seek to evaluate whether, as a bond investor, the Fund is adequately compensated for the risk associated with lending to a particular issuer.

•	We use a nationally prominent independent pricing service to price each and every single one of your Fund’s portfolio holdings on a daily basis.

•	In an effort to test the accuracy of our pricing, we regularly compare and confirm prices of our portfolio securities with a second pricing service.

•	We continually seek to ensure that Tax-Free Fund of Colorado’s net assets are invested in liquid securities.

•
And, your Fund’s portfolio holdings are published regularly. A detailed report is available quarterly, while your Fund’s five largest portfolio holdings are listed as of each month-end. This information may be found on our website at www.aquilafunds.com.

     We believe that following these various policies and procedures have served you and our other shareholders well over the past 24 years.

     And, you can rest assured that we regularly review and seek to enhance them as and when we believe appropriate.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann President

Consideration should be given to the risks of investing, including: potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes.

NOT A PART OF THE SEMI-ANNUAL REPORT

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (22.5%)	and Fitch	Value

	Metropolitan District (5.6%)
	Arapahoe, Colorado Park & Recreation District
$1,070,000	5.000%, 12/01/17 NPFG Insured	A1/NR/NR	$1,098,109
	Denver, Colorado International Business Center
	Metropolitan District No.1, Refunding
2,090,000	5.125%, 12/01/25	NR/BBB+/NR	2,010,601
	Foothills, Colorado Park & Recreational District
1,325,000	5.000%, 12/01/13 AGMC Insured Pre-Refunded	Aa2/NR/NR	1,350,480
	Fraser Valley, Colorado Metropolitan Recreational
	District
1,875,000	5.000%, 12/01/25	NR/A/NR	1,964,812
	Lincoln Park, Colorado Metropolitan District,
	Refunding & Improvement
1,535,000	5.625%, 12/01/20	NR/BBB-/NR	1,538,577
	North Metro Fire Rescue District, Colorado
1,200,000	4.625%, 12/01/20 AMBAC Insured	NR/AA/NR	1,290,972
	Poudre Tech Metropolitan District, Colorado Unlimited
	Property Tax Supported Revenue Refunding &
	Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA+/NR	2,198,791
	Stonegate Village Metropolitan District, Colorado
	Refunding & Improvement
500,000	5.000%, 12/01/23 NPFG Insured	Baa1/A-/NR	518,155
900,000	5.000%, 12/01/24 NPFG Insured	Baa1/A-/NR	933,120
	Park Creek Metropolitan District, Colorado Revenue
	Refunding & Improvement - Senior Property
	Tax Support
2,000,000	5.500%, 12/01/21 AGMC Insured	NR/AA+/BBB+	2,175,020
	Total Metropolitan District		15,078,637

	School Districts (16.9%)
	Adams & Arapahoe Counties, Colorado Joint School
	District #28J
2,500,000	5.500%, 12/01/23	Aa2/AA-/NR	2,827,000
	Adams & Weld Counties, Colorado School District #27J
1,000,000	5.375%, 12/01/26 NPFG Insured	Aa2/AA-/NR	1,073,210

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School Districts (continued)
	Adams County, Colorado School District #12 (Adams
	12 Five Star Schools)
$1,170,000	5.000%, 12/15/12 NPFG Insured	Aa2/AA-/NR	$1,193,084
830,000	5.000%, 12/15/12 NPFG Insured Pre-Refunded	Aa3/AAA/AAA	847,505
	Arapahoe County, Colorado School District #006
	Littleton
1,000,000	5.250%, 12/01/21 NPFG Insured Pre-Refunded	Aa1/AA/NR	1,069,090
	Boulder Larimer & Weld Counties, Colorado
1,260,000	5.000%, 12/15/26 AGMC Insured	Aa2/AA+/NR	1,326,074
1,500,000	5.000%, 12/15/28	Aa2/AA-/NR	1,630,890
	Clear Creek, Colorado School District
1,000,000	5.000%, 12/01/16 AGMC Insured	Aa3/AA+/NR	1,055,860
	Denver, Colorado City & County School District No. 1
3,000,000	5.250%, 12/01/27	Aa2/AA-/NR	3,288,000
1,000,000	5.000%, 12/01/28 Series A	Aa2/AA-/NR	1,073,450
3,000,000	3.000%, 12/01/23 Series C	Aa2/AA-/NR	2,935,890
	Douglas County, Colorado School District No. RE-1
	Douglas & Elbert Counties
1,320,000	3.500%, 12/15/23	Aa2/NR/AA+	1,339,642
	El Paso County, Colorado School District #20
1,500,000	5.000%, 12/15/14 NPFG Insured Pre-Refunded	Aa2/NR/NR	1,601,115
1,085,000	5.500%, 12/15/23 NPFG Insured Pre-Refunded	Aa2/NR/NR	1,215,927
	El Paso County, Colorado School District #20
1,500,000	4.500%, 12/15/25 AGMC Insured	Aa2/NR/NR	1,545,630
	El Paso County, Colorado School District #20
	Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,094,512
	El Paso County, Colorado School District #49
1,000,000	5.250%, 12/01/14 NPFG Insured Pre-Refunded	Aa2/AA-/NR	1,020,240
	Garfield County, Colorado School District
1,250,000	5.000%, 12/01/17 AGMC Insured Pre-Refunded	Aa2/NR/NR	1,331,987

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School Districts (continued)
	Gunnison Watershed, Colorado School District
$1,025,000	5.250%, 12/01/26	Aa2/AA-/NR	$1,102,275
	Jefferson County, Colorado School District #R-001
3,000,000	5.250%, 12/15/25 AGMC Insured	Aa2/AA+/NR	3,258,030
	La Plata County, Colorado School District #9
1,500,000	5.000%, 11/01/18 NPFG Insured Pre-Refunded	NR/NR/NR*	1,592,970
	Pueblo County, Colorado School District #70
1,000,000	5.000%, 12/01/15 NPFG Insured	Aa2/AA-/NR	1,013,860
3,440,000	5.000%, 12/01/16 NPFG Insured	Aa2/AA-/NR	3,483,482
	Teller County, Colorado School District #2 Woodland
	Park
1,265,000	5.000%, 12/01/17 NPFG Insured Pre-Refunded	Aa2/AA-/NR	1,443,909
	Weld County, Colorado School District #2
1,315,000	5.000%, 12/01/15 AGMC Insured	Aa2/AA+/NR	1,374,885
	Weld County, Colorado School District #6
1,195,000	5.000%, 12/01/15 AGMC Insured Pre-Refunded	Aa2/AA+/NR	1,217,980
	Weld County, Colorado School District #8
1,115,000	5.000%, 12/01/15 AGMC Insured Pre-Refunded	Aa2/AA+/NR	1,188,947
1,385,000	5.250%, 12/01/17 AGMC Insured Pre-Refunded	Aa2/AA+/NR	1,481,701
	Total School Districts		45,627,145
	Total General Obligation Bonds		60,705,782

	Revenue Bonds (76.6%)

	Airport (3.7%)
	Denver, Colorado City & County Airport Revenue
	System, Series A
1,210,000	5.250%, 11/15/28	A1/A+/A+	1,270,851
3,000,000	5.250%, 11/15/29	A1/A+/A+	3,133,860
	Denver, Colorado City & County Airport Revenue
	System, Series A Refunding
4,340,000	5.000%, 11/15/24	A1/A+/A+	4,606,172
	Walker Field, Colorado Public Airport Authority
	Airport Revenue
1,000,000	5.000%, 12/01/22	Baa2/NR/NR	973,690
	Total Airport		9,984,573

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Electric (3.6%)
	Colorado Springs, Colorado Utilities Revenue
$1,660,000	5.000%, 11/15/17 Pre-Refunded	Aa2/AA/NR	$1,767,087
	Colorado Springs, Colorado Utilities Revenue,
	Refunding Series A
2,000,000	4.750%, 11/15/27	Aa2/AA/AA	2,107,040
	Colorado Springs, Colorado Utilities Revenue,
	Refunding Series A-1
2,000,000	4.000%, 11/15/26	Aa2/AA/AA	2,013,920
1,000,000	4.000%, 11/15/27	Aa2/AA/AA	995,210
	Colorado Springs, Colorado Utilities Revenue
	Refunding Series B
1,285,000	5.250%, 11/15/23	Aa2/AA/AA	1,438,557
	Colorado Springs, Colorado Utilities Revenue
	Subordinated Lien Improvement Series B
1,160,000	5.000%, 11/15/23	Aa2/AA/AA	1,216,504
	Total Electric		9,538,318

	Higher Education (23.3%)
	Adams State College, Colorado Auxiliary Facilities
	Revenue Improvement Series A
1,000,000	5.200%, 05/15/27	Aa2/AA-/NR	1,062,850
	Adams State College, Colorado Auxiliary Facilities
	Revenue Refunding, Series B
3,000,000	4.500%, 05/15/29	Aa2/AA-/NR	3,019,590
	Boulder, Colorado Development Revenue UCAR
1,880,000	5.000%, 09/01/27 NPFG Insured	A2/A+/NR	1,892,446
	Colorado Educational & Cultural Facility Authority,
	Johnson & Wales
860,000	5.000%, 04/01/18 Syncora Guarantee, Inc. Insured	NR/NR/NR*	870,630
	Colorado Educational & Cultural Facility Authority,
	Regis University Project
1,695,000	5.000%, 06/01/24 Radian Insured Pre-Refunded	NR/BBB/NR	1,901,451

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Colorado Educational & Cultural Facility Authority,
	Student Housing - Campus Village Apartments
	Refunding
$2,935,000	5.375%, 06/01/28	NR/A/NR	$2,982,283
	Colorado Educational & Cultural Facility Authority,
	University Corp. Atmosphere Project, Refunding
1,700,000	5.000%, 09/01/22	A2/A+/NR	1,823,743
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,674,714
	Colorado Educational & Cultural Facility Authority,
	University of Colorado Foundation Project
2,110,000	5.000%, 07/01/17 AMBAC Insured Pre-Refunded	NR/NR/NR*	2,204,570
1,865,000	5.375%, 07/01/18 AMBAC Insured Pre-Refunded	NR/NR/NR*	1,955,471
	Colorado Educational & Cultural Facility Authority
	Revenue Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,089,890
	Colorado Educational & Cultural Facility Authority
	Revenue Refunding, University of Denver Project,
	Series B
3,085,000	5.000%, 03/01/22 NPFG-FGIC Insured	A1/A+/NR	3,222,622
	Colorado Educational & Cultural Facility Authority,
	University of Denver Project, Series B Refunding
3,620,000	5.250%, 03/01/23 NPFG Insured	A1/A+/AA	3,794,375
	Colorado Mountain Jr. College District Student
	Housing Facilities Enterprise
1,000,000	4.500%, 06/01/18 NPFG Insured	Baa1/BBB/NR	1,020,440
1,825,000	5.000%, 06/01/23 NPFG Insured	Baa1/BBB/NR	1,839,399
	Colorado School of Mines Enterprise Refunding &
	Improvement
1,455,000	5.000%, 12/01/24	Aa2/AA-/NR	1,552,179
	Colorado State Board of Governors University
	Enterprise System, Series A, Refunding and
	Improvement
425,000	5.000%, 03/01/17 Pre-Refunded	Aa3/NR/NR	457,687

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Colorado State Board of Governors University
	Enterprise System, Series A, Refunding and
	Improvement
$1,105,000	5.000%, 03/01/17 AMBAC Insured	Aa3/NR/NR	$1,157,311
	Colorado State Board of Governors University
	Enterprise System, Series A
930,000	5.000%, 03/01/28 AGMC Insured	Aa3/AA+/NR	974,389
	Colorado State COP University of Colorado at Denver
	Health Sciences Center Fitzsimons Academic
	Projects Series B
3,135,000	5.250%, 11/01/25 NPFG Pre-Refunded	Baa1/AA-/NR	3,689,550
	Mesa State College, Colorado Auxiliary Facilities
	Enterprise
1,000,000	5.000%, 05/15/20 Syncora Guarantee, Inc. Insured	A2/NR/NR	1,033,210
2,000,000	5.700%, 05/15/26 Pre-Refunded	NR/AA-/NR	2,481,520
	University of Colorado Enterprise System
2,325,000	5.000%, 06/01/15 AMBAC Insured Pre-Refunded	Aa2/AA-/NR	2,424,742
1,735,000	5.000%, 06/01/16 Pre-Refunded	Aa2/AA-/AAA	1,884,748
1,000,000	5.250%, 06/01/17 NPFG Insured Pre-Refunded	Aa2/AA-/NR	1,091,040
2,000,000	5.000%, 06/01/27	Aa2/AA-/AA+	2,135,700
	University of Colorado Enterprise System, Refunding,
	Series B
1,680,000	4.000%, 06/01/23	Aa2/AA-/AA+	1,730,753
	University of Colorado Enterprise System, Refunding
	& Improvement
3,905,000	5.000%, 06/01/24 NPFG Insured	Aa2/AA-/AA+	4,109,544
	University of Northern Colorado Auxiliary Facilities
1,390,000	5.000%, 06/01/15 AMBAC Insured	A1/A/NR	1,392,210
	University of Northern Colorado Greeley Institutional
	Enterprise Refunding, Series A
2,810,000	5.000%, 06/01/26 State Higher Education Intercept
	Program Insured	Aa2/AA-/NR	3,016,394

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	University of Northern Colorado Refunding
$1,000,000	5.000%, 06/01/24 AGMC Insured	Aa3/AA+/NR	$1,032,120
	Western State College, Colorado Institutional
	Enterprise, Series A
1,160,000	5.000%, 05/15/24 State Higher Education Intercept
	Program Insured	Aa2/AA-/NR	1,241,281
	Western State College, Colorado
1,020,000	5.000%, 05/15/27 State Higher Education Intercept
	Program Insured	Aa2/AA-/NR	1,081,792
	Total Higher Education		62,840,644

	Hospital (11.1%)
	Colorado Health Facility Authority Hospital Revenue,
	Adventist Health/Sunbelt, Refunding
2,500,000	5.125%, 11/15/29	Aa3/AA-/AA-	2,523,725
	Colorado Health Facility Authority Hospital Revenue,
	Catholic Health
1,000,000	4.750%, 09/01/25 AGMC Insured	Aa2/AA+/AA	1,026,300
	Colorado Health Facility Authority Hospital Revenue,
	Evangelical Lutheran Project Refunding
1,575,000	5.250%, 06/01/19	A3/A-/NR	1,641,859
1,000,000	5.250%, 06/01/21	A3/A-/NR	1,024,670
2,000,000	5.250%, 06/01/24	A3/A-/NR	2,005,880
	Colorado Health Facility Authority Hospital Revenue,
	NCMC, Inc., Project
2,000,000	5.250%, 05/15/26 Series A AGMC Insured	NR/AA+/A+	2,096,900
	Colorado Health Facility Authority Hospital Revenue,
	Poudre Valley Health Care Series F Refunding
4,760,000	5.000%, 03/01/25	A2/A/NR	4,762,856
	Colorado Health Facility Authority Hospital Revenue
	Refunding, Catholic Health, Series A
2,000,000	5.250%, 07/01/24	Aa2/AA/AA	2,151,060

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (continued)
	Colorado Health Facility Authority Hospital Revenue,
	Valley View Hospital Association, Refunding
$1,500,000	5.500%, 05/15/28	NR/BBB+/NR	$1,440,975
	Colorado Health Facility Authority, Catholic Health
	Initiatives, Series D
2,000,000	5.000%, 10/01/16	Aa2/AA/AA	2,290,380
1,000,000	6.000%, 10/01/23	Aa2/AA/AA	1,115,870
	Colorado Health Facility Authority, Sisters
	Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA/AA-	3,168,060
	Denver, Colorado Health & Hospital Authority
	Healthcare, Series A Refunding
2,000,000	5.000%, 12/01/18	NR/BBB/BBB+	2,007,420
1,500,000	5.000%, 12/01/19	NR/BBB/BBB+	1,477,710
	Park Hospital District Larimer County, Colorado
	Limited Tax Revenue
1,010,000	4.500%, 01/01/21 AGMC Insured	Aa3/AA+/NR	1,024,332
	Total Hospital		29,757,997

	Housing (1.7%)
	Colorado Housing & Finance Authority
170,000	6.050%, 10/01/16 Series 1999A3	Aa2/NR/NR	176,446
5,000	6.125%, 11/01/23 Series 1998D3	Aa2/NR/NR	5,237
	Colorado Housing & Finance Authority, Single
	Family Program Refunding
55,000	5.000%, 08/01/13 Series 2001 Series B	A1/A+/NR	54,908
	Colorado Housing Finance Authority, Single Family
	Mortgage
10,000	5.700%, 10/01/22 Series 2000C3	Aa2/AA/NR	10,522
	Colorado Housing & Finance Authority, Single Family
	Mortgage Class II
850,000	5.500%, 11/01/29	Aaa/AAA/NR	875,321
	Colorado Housing Finance Authority, Single Family
	Mortgage Class III Series A-5
2,495,000	5.000%, 11/01/34	A1/A+/NR	2,496,896

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Housing (continued)
	Colorado Housing Finance Authority, Single Family
	Mortgage Subordinated
$15,000	5.400%, 10/01/12 Series 2000D	A1/A+/NR	$15,115
	Colorado Housing and Finance Authority, Multi-Family
	Project C1-II Series A-2
885,000	5.400%, 10/01/29	Aa2/AA/NR	906,267
	Total Housing		4,540,712

	Lease (18.2%)
	Adams 12 Five Star Schools, Colorado COP
1,770,000	4.625%, 12/01/24	Aa3/A+/NR	1,798,214
500,000	5.000%, 12/01/25	Aa3/A+/NR	517,800
	Adams County, Colorado Corrections Facility COP,
	Series B
1,600,000	5.000%, 12/01/26	Aa2/AA/NR	1,653,904
1,200,000	5.125%, 12/01/27	Aa2/AA/NR	1,243,668
	Aurora, Colorado COP, Refunding
1,500,000	5.000%, 12/01/26 Series A	Aa2/AA-/NR	1,583,085
	Brighton, Colorado COP Refunding
1,865,000	5.000%, 12/01/24 Series A AGMC Insured	Aa3/AA+/NR	1,966,493
	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa3/NR/NR	2,009,060
	Colorado Educational & Cultural Facilities Authority,
	Aurora Academy Project
1,255,000	5.250%, 02/15/24 Syncora Guarantee, Inc. Insured	NR/A/NR	1,228,896
	Colorado Educational & Cultural Facilities Authority,
	Ave Maria School Project Refunding
1,000,000	4.850%, 12/01/25 Radian Insured	NR/NR/NR*	883,900
	Colorado Educational & Cultural Facilities Authority,
	Charter School - James, Refunding & Improvement
3,000,000	5.000%, 08/01/27 CIFG Insured	NR/A/NR	2,973,750
	Colorado Educational & Cultural Facilities Authority,
	Peak to Peak Charter School, Refunding
1,500,000	5.250%, 08/15/24 Syncora Guarantee, Inc. Insured	NR/A/NR	1,502,895

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Lease (continued)
	Colorado State Higher Education Capital Construction
	Lease
$3,000,000	5.250%, 11/01/23	Aa2/AA-/NR	$3,216,060
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	1,744,807
	Denver, Colorado City and County COP (Botanical
	Gardens)
2,015,000	5.250%, 12/01/22	Aa2/AA+/AA+	2,223,794
	Denver, Colorado City and County COP (Roslyn Fire)
1,835,000	5.000%, 12/01/15 Pre-Refunded	Aa1/AA+/AA	1,870,287
	Douglas County, Colorado School District No. RE-1
	Douglas & Elbert Counties COP
3,075,000	5.000%, 01/15/29	Aa2/NR/NR	3,172,201
	El Paso County, Colorado COP (Judicial Complex
	Project) Series A
1,820,000	4.500%, 12/01/26 AMBAC Insured	NR/AA-/NR	1,798,014
	El Paso County, Colorado COP (Pikes Peak Regional
	Development Authority)
1,925,000	5.000%, 12/01/18 AMBAC Insured	NR/AA-/NR	2,019,941
	Fort Collins, Colorado Lease COP Series A
3,020,000	4.750%, 06/01/18 AMBAC Insured	Aa1/NR/NR	3,249,490
	Fremont County, Colorado COP Refunding &
	Improvement Series A
2,075,000	5.000%, 12/15/18 NPFG Insured	Baa1/BBB/NR	2,135,901
	Garfield County, Colorado COP Public Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,028,880
	Gypsum, Colorado COP
1,050,000	5.000%, 12/01/28	NR/A+/NR	1,068,942
	Northern Colorado Water Conservancy District COP
1,000,000	5.000%, 10/01/15 NPFG Insured	Baa1/AA-/NR	1,031,440
	Pueblo, Colorado COP (Police Complex Project)
2,170,000	5.500%, 08/15/22 AGMC Insured	Aa3/AA+/NR	2,383,636
	Rangeview Library District Project, Colorado COP
2,210,000	5.000%, 12/15/26 AGMC Insured	Aa3/AA+/NR	2,274,930
1,000,000	5.000%, 12/15/28 AGMC Insured	Aa3/AA+/NR	1,019,890

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Lease (continued)
	Westminster, Colorado COP
$1,480,000	4.250%, 12/01/22 AGMC Insured	Aa3/AA+/NR	$1,515,594
	Total Lease		49,115,472

	Metropolitan District (0.3%)
	Hyland Hills Metro Park & Recreation District,
	Colorado Special Revenue Refunding &
	Improvement
875,000	4.375%, 12/15/26 ACA Insured	NR/NR/NR*	723,835

	Sales Tax (5.2%)
	Boulder, Colorado Open Space Capital Improvement
1,630,000	5.000%, 07/15/17 NPFG Insured Pre-Refunded	Aa1/AA/NR	1,709,381
	Boulder County, Colorado Open Space Capital
	Improvement Series A
1,500,000	5.000%, 01/01/24 AGMC Insured	Aa3/AA+/NR	1,573,230
	Commerce City, Colorado Sales & Use Tax Revenue
1,000,000	5.000%, 08/01/21 AMBAC Insured	NR/A+/NR	1,057,200
	Gypsum County, Colorado Sales Tax & General Fund
	Revenue
1,690,000	5.250%, 06/01/30 AGMC Insured	NR/AA+/NR	1,732,402
	Jefferson County, Colorado Open Space Sales Tax
1,600,000	5.000%, 11/01/13 AMBAC Insured Pre-Refunded	Aa2/AA-/AA	1,624,400
1,080,000	5.000%, 11/01/14 AMBAC Insured Pre-Refunded	Aa2/AA-/AA	1,096,470
	Park Meadows Business Implementation District,
	Colorado Shared Sales Tax Revenue
1,500,000	5.300%, 12/01/27	NR/NR/NR*	1,309,005
	Pueblo, Colorado Urban Renewal Authority, Refunding
	& Improvement, Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,309,150
	Steamboat Springs, Colorado Redevelopment Authority
	Tax Increment Refunding & Improvement, Base Area
	Redevelopment Project
1,575,000	4.500%, 12/01/26	A1/NR/NR	1,610,107

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Sales Tax (continued)
	Thornton, Colorado Sales Tax
$1,000,000	5.000%, 09/01/14 AGMC Insured Pre-Refunded	Aa3/AA+/NR	$1,007,290
	Total Sales Tax		14,028,635

	Transportation (1.3%)
	Regional Transportation District, Colorado COP,
	Series A
3,500,000	5.000%, 06/01/25 AMBAC Insured	Aa3/A-/AA-	3,568,110

	Water & Sewer (6.1%)
	Aurora, Colorado Water Improvement Revenue First
	Lien, Series A
1,250,000	5.000%, 08/01/25 AMBAC Insured	Aa2/NR/AA	1,330,587
	Broomfield, Colorado Sewer and Waste Water Revenue
1,985,000	5.000%, 12/01/15 AMBAC Insured	A1/NR/NR	2,035,280
	Broomfield, Colorado Water Activity Enterprise
1,500,000	5.300%, 12/01/12 NPFG Insured	Aa3/NR/NR	1,520,190
1,730,000	5.250%, 12/01/13 NPFG Insured	Aa3/NR/NR	1,752,992
	Colorado Water Resource & Power Development
	Authority
2,675,000	5.000%, 09/01/16 NPFG Insured	Baa1/BBB/NR	2,857,141
1,855,000	5.000%, 09/01/17 NPFG Insured	Baa1/BBB/NR	1,954,298
	Colorado Water Resource & Power Development
	Authority Clean Water Revenue Series A
260,000	5.000%, 09/01/12 Un-Refunded portion	Aaa/AAA/AAA	261,851
	Denver, Colorado City and County Wastewater
	Revenue
1,560,000	5.000%, 11/01/15 NPFG Insured	Aa2/AAA/AAA	1,650,277
	Erie, Colorado Water Enterprise Revenue, Series A
1,000,000	5.000%, 12/01/25 AGMC Insured	Aa3/NR/NR	1,062,920
	Greeley, Colorado Water Revenue
1,920,000	4.200%, 08/01/24 NPFG Insured	Aa2/AA-/NR	1,946,208
	Total Water & Sewer		16,371,744

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Miscellaneous Revenue (2.1%)
	Colorado Educational & Cultural Facility Authority,
	Independent School Revenue Refunding, Kent
	Denver School Project
$1,000,000	5.000%, 10/01/30	NR/A-/NR	$1,007,310
	Colorado Educational & Cultural Facility Authority,
	Independent School Revenue Refunding, Vail
	Mountain School Project
1,820,000	6.000%, 05/01/30	NR/BBB-/NR	1,760,104
	Colorado Educational & Cultural Facility Authority
	Revenue Charter School, Colorado Springs Charter
	Academy
3,020,000	5.250%, 07/01/28	NR/A/NR	2,808,117
	Total Miscellaneous Revenue		5,575,531
	Total Revenue Bonds		206,045,571
	Total Investments (cost $259,796,141 – note 4)	99.1%	266,751,353
	Other assets less liabilities	0.9	2,491,608
	Net Assets	100.0%	$269,242,961

*
Any security not rated (NR) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or “credit rating agency”) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

Percent of
Portfolio Distribution By Quality Rating	Investments1
Aaa of Moody’s or AAA of S&P or Fitch	1.1%
Pre-Refunded Bonds2/Escrowed to Maturity Bonds	15.9
Aa of Moody’s or AA of S&P or Fitch	51.9
A of Moody’s or S&P or Fitch	21.8
Baa of Moody’s or BBB of S&P or Fitch	7.9
Not rated*	1.4
100.0%

1	Calculated using the highest rating of the three NRSROs.

2	Pre-refunded bonds are bonds for which U.S. Govenment Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:

ACA - American Capital Assurance Financial Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
COP - Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements

TAX-FREE FUND OF COLORADO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2011 (unaudited)

ASSETS
Investments at value (cost $259,796,141)	$266,751,353
Cash	3,698,067
Interest receivable	2,145,322
Receivable for Fund shares sold	387,799
Other assets	4,577
Total assets	272,987,118
LIABILITIES
Payable for investment securities purchased	3,042,865
Payable for Fund shares redeemed	380,428
Dividends payable	175,810
Management fee payable	110,816
Distribution and service fees payable	1,951
Accrued expenses	32,287
Total liabilities	3,744,157
NET ASSETS	$269,242,961
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share.	$261,188
Additional paid-in capital	262,719,006
Net unrealized appreciation on investments (note 4)	6,955,212
Accumulated net realized loss on investments	(733,328)
Undistributed net investment income	40,883
	$269,242,961
CLASS A
Net Assets	$209,295,795
Capital shares outstanding	20,306,023
Net asset value and redemption price per share	$10.31
Maximum offering price per share (100/96 of $10.31 adjusted to nearest cent)	$10.74
CLASS C
Net Assets	$25,136,474
Capital shares outstanding	2,443,475
Net asset value and offering price per share	$10.29
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$10.29	*
CLASS Y
Net Assets	$34,810,692
Capital shares outstanding	3,369,310
Net asset value, offering and redemption price per share	$10.33

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2011 (unaudited)

Investment Income:

Interest income		$6,109,975

Expenses:

Management fee (note 3)	$665,815
Distribution and service fees (note 3)	176,301
Transfer and shareholder servicing agent fees	79,498
Trustees’ fees and expenses (note 8)	58,538
Legal fees (note 3)	35,993
Shareholders’ reports and proxy statements	23,885
Custodian fees (note 6)	11,448
Auditing and tax fees	10,835
Registration fees and dues	8,528
Insurance	7,219
Chief compliance officer services (note 3)	2,235
Miscellaneous	17,990
Total expenses	1,098,285

Expenses paid indirectly (note 6)	(33)
Net expenses		1,098,252
Net investment income		5,011,723

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	(678,116)
Change in unrealized appreciation on investments	5,043,551

Net realized and unrealized gain (loss) on investments		4,365,435
Net change in net assets resulting from operations		$9,377,158

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(unaudited)	December 31, 2010
OPERATIONS:
Net investment income	$5,011,723	$10,512,273
Net realized gain (loss) from securities transactions	(678,116)	346,685
Change in unrealized appreciation (depreciation) on investments	5,043,551	(7,701,088)
Change in net assets from operations	9,377,158	3,157,870

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(3,989,117)	(8,352,842)

Class C Shares:
Net investment income	(359,107)	(655,304)

Class Y Shares:
Net investment income	(655,900)	(1,512,329)
Change in net assets from distributions	(5,004,124)	(10,520,475)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	18,135,777	79,757,891
Reinvested dividends and distributions	2,992,788	6,242,951
Cost of shares redeemed	(29,301,604)	(56,440,080)
Change in net assets from capital share transactions	(8,173,039)	29,560,762

Change in net assets	(3,800,005)	22,198,157

NET ASSETS:
Beginning of period	273,042,966	250,844,809
End of period*	$269,242,961	$273,042,966

* Includes undistributed net investment income of:	$40,883	$33,284

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2011 (unaudited)

1. Organization
     Tax-Free Fund of Colorado (the “Fund”), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 30, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On April 30, 1998, the Fund established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations.

If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011 (unaudited)

(unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs — Municipal Bonds*	266,751,353
Level 3 – Significant Unobservable Inputs	—
Total	$266,751,353

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis.

Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2007-2009) or expected to be taken in the Fund’s 2010 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011 (unaudited)

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On December 31, 2010, the Fund increased undistributed net investment income by $6,338 and decreased additional paid-in capital by $6,338 due primarily to differing book/tax treatment of distributions and bond amortization. These reclassifications had no effect on net assets or net asset value per share.

i)
Accounting pronouncements: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2010.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these updates and amendments may have on the Fund’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011 (unaudited)

the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund’s accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund’s net assets.

     Kirkpatrick Pettis Capital Management (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Fund’s net assets.

     Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information. b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. While the Board of Trustees and shareholders approved an amendment to the Fund’s Distribution Plan applicable to Class A Shares which permits the Fund to make distribution fee payments at the rate of up to 0.15 of 1% on the entire net assets represented by Class A Shares, the Fund currently makes payment of this distribution fee at the annual rate of 0.05 of 1%. For the six months ended June 30, 2011, distribution fees on Class A Shares amounted to $51,925 of which the Distributor retained $1,920.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended June 30, 2011, amounted to $93,282. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25 of 1% of the Fund’s average net assets represented by Class C Shares and for the six months ended June 30, 2011,

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011 (unaudited)

amounted to $31,094. The total of these payments with respect to Class C Shares amounted to $124,376 of which the Distributor retained $17,533.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Colorado, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended June 30, 2011, total commissions on sales of Class A Shares amounted to $108,595 of which the Distributor received $22,751.

c) Other Related Party Transactions:

     On June 1, 2011, Bingham McCutchen LLP replaced Butzel Long PC (“Butzel”) as counsel to the Fund. During the period January 1, 2011 to May 31, 2011, the Fund incurred $35,596 of legal fees allocable to Butzel for legal services in conjunction with the Fund’s ongoing operations. During this period, the Fund’s former Secretary was Of Counsel to Butzel.

4. Purchases and Sales of Securities

     During the six months ended June 30, 2011, purchases of securities and proceeds from the sales of securities aggregated $8,729,115 and $17,145,544, respectively.

     At June 30, 2011, the aggregate tax cost for all securities was $259,754,707. At June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $8,701,031 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $1,704,385 for a net unrealized appreciation of $6,996,646.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers’ ability to meet their obligations.

6. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011 (unaudited)

7. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	June 30, 2011		Year Ended
	(unaudited)		December 31, 2010
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	870,263	$8,873,711	2,627,817	$27,489,572
Reinvested distributions	240,535	2,454,911	482,245	5,039,165
Cost of shares redeemed	(1,826,695)	(18,533,153)	(2,547,611)	(26,506,999)
Net change	(715,897)	(7,204,531)	562,451	6,021,738
Class C Shares:
Proceeds from shares sold	264,934	2,696,148	1,655,215	17,288,195
Reinvested distributions	25,022	254,813	44,886	468,241
Cost of shares redeemed	(389,893)	(3,952,497)	(576,250)	(5,963,087)
Net change	(99,937)	(1,001,536)	1,123,851	11,793,349
Class Y Shares:
Proceeds from shares sold	643,465	6,565,918	3,334,401	34,980,124
Reinvested distributions	27,742	283,064	70,116	735,545
Cost of shares redeemed	(668,659)	(6,815,954)	(2,301,529)	(23,969,994)
Net change	2,548	33,028	1,102,988	11,745,675
Total transactions in Fund shares	(813,286)	$(8,173,039)	2,789,290	$29,560,762

8. Trustees’ Fees and Expenses

At June 30, 2011 there were 9 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended June 30, 2011 was $47,215. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended June 30, 2011, such meeting-related expenses amounted to $11,323.

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011 (unaudited)

9. Securities Traded on a When-Issued Basis

The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. Due to the distribution levels maintained by the Fund and the differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. At December 31, 2010, the Fund had a capital loss carryover of $55,212 that expires in 2017.

The tax character of distributions:
	Year Ended December 31,
	2010	2009
Net tax-exempt income	$10,520,475	$8,837,255
Ordinary income	–	94,758
	$10,520,475	$8,932,013

As of December 31, 2010 the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$407,161
Unrealized appreciation	1,944,945
Other temporary differences	(462,373)
$1,889,733

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011 (unaudited)

     The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Tax Information

     The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was enacted on December 22, 2010. The Modernization Act amends several tax provisions impacting mutual funds. In general, the amendments are effective for fiscal years after enactment. The Modernization Act provides several benefits, including the unlimited carryover of future capital losses versus the prior eight year limitation. Relevant information regarding the impact of the Modernization Act, if any, will be contained within the Federal Tax Status of Distributions section of the financial statements for the fiscal year ending December 31, 2011.

12. Ongoing Development

     The three major credit rating agencies (Standard & Poor’s, Moody’s and Fitch) have downgraded or eliminated ratings of the majority of the municipal bond insurance companies since December 2007 due to loss of capital from investments in subprime mortgages. As such, only a few are now deemed to be investment grade. Thus, while certain bonds still have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Fund’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended		Year Ended December 31,
	6/30/11
	(unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.14		$10.39	$9.88	$10.23	$10.32	$10.42
Income (loss) from investment operations:
Net investment income	0.19	(1)	0.40 (1)	0.40 (1)	0.40 (1)	0.39 (1)	0.39 (2)
Net gain (loss) on securities (both realized
and unrealized)	0.17		(0.25)	0.52	(0.34)	(0.07)	(0.07)
Total from investment operations	0.36		0.15	0.92	0.06	0.32	0.32
Less distributions (note 10):
Dividends from net investment income	(0.19)		(0.40)	(0.41)	(0.41)	(0.41)	(0.42)
Distributions from capital gains	–		–	–	–	–	–
Total distributions	(0.19)		(0.40)	(0.41)	(0.41)	(0.41)	(0.42)
Net asset value, end of period	$10.31		$10.14	$10.39	$9.88	$10.23	$10.32
Total return (not reflecting sales charge)	3.62	%(3)	1.38%	9.42%	0.57%	3.21%	3.11%
Ratios/supplemental data
Net assets, end of period (in millions)	$209		$213	$213	$183	$185	$198
Ratio of expenses to average net assets	0.74	%(4)	0.73%	0.77%	0.80%	0.80%	0.79%
Ratio of net investment income to average
net assets	3.85	%(4)	3.81%	3.94%	3.90%	3.80%	3.76%
Portfolio turnover rate	3.29	%(3)	14.44%	11.73%	24.63%	8.77%	7.48%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.74	%(4)	0.73%	0.77%	0.79%	0.79%	0.78%
________________
(1)	Per share amounts have been calculated using the daily average shares method .
(2)	Per share amounts have been calculated using the monthly average shares method
(3)	Not annualized .
(4)	Annualized.

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C												Class Y
	Six Months												Six Months
	Ended		Year Ended December 31,										Ended		Year Ended December 31,
	6/30/11												6/30/11
	(unaudited)		2010		2009		2008		2007		2006		(unaudited)		2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.12		$10.37		$9.86		$10.21		$10.30		$10.40		$10.16		$10.41.	$9.90	$10.25	$10.35	$10.44
Income (loss) from investment operations:
Net investment income	0.15	(1)	0.30	(1)	0.30	(1)	0.30	(1)	0.29	(1)	0.29	(2)	0.20	(1)	0.40 (1)	0.41 (1)	0.40 (1)	0.40 (1)	0.40 (2)
Net gain (loss) on securities (both
realized and unrealized)	0.17		(0.25)		0.52		(0.34)		(0.06)		(0.07)		0.17		(0.25)	0.51	(0.33)	(0.08)	(0.07)
Total from investment operations	0.32		0.05		0.82		(0.04)		0.23		0.22		0.37		0.15	0.92	0.07	0.32	0.33
Less distributions (note 10):
Dividends from net investment income	(0.15)		(0.30)		(0.31)		(0.31)		(0.32)		(0.32)		(0.20)		(0.40)	(0.41)	(0.42)	(0.42)	(0.42)
Distributions from capital gains	–		–		–		–		–		–		–		–	–	–	–	–
Total distributions	(0.15)		(0.30)		(0.31)		(0.31)		(0.32)		(0.32)		(0.20)		(0.40)	(0.41)	(0.42)	(0.42)	(0.42)
Net asset value, end of period	$10.29		$10.12.		$10.37		$9.86		$10.21		$10.30		$10.33		$10.16	$10.41	$9.90	$10.25	$10.35
Total return	3.14	%(3)(4)	0.42	%(3)	8.40	%(3)	(0.39	)%(3)	2.24	%(3)	2.14	%(3)	3.64	%(4)	1.44%	9.47%	0.63%	3.17%	3.26%
Ratios/supplemental data
Net assets, end of period (in millions)	$25		$26		$14		$8		$11		$12		$35		$34	$24	$11	$6	$6
Ratio of expenses to average net assets	1.69	%(5)	1.67%		1.71%		1.75%		1.75%		1.74%		0.69	%(5)	0.67%	0.72%	0.75%	0.75%	0.75%
Ratio of net investment income to
average net assets	2.89	%(5)	2.83%		2.95%		2.95%		2.85%		2.81%		3.89	%(5)	3.85%	3.97%	3.96%	3.84%	3.82%
Portfolio turnover rate	3.29	%(4)	14.44%		11.73%		24.63%		8.77%		7.48%		3.29	%(4)	14.44%	11.73%	24.63%	8.77%	7.48%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	1.69	%(5)	1.67%		1.71%		1.74%		1.74%		1.73%		0.69	%(5)	0.67%	0.72%	0.74%	0.73%	0.74%
________________
(1)	Per share amounts have been calculated using the daily average shares method .
(2)	Per share amounts have been calculated using the monthly average shares method .
(3)	Not reflecting CDSC .
(4)	Not annualized .
(5)	Annualized.

See accompanying notes to financial statements.

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

     Renewal until April 30, 2012 of the Advisory and Administration Agreement (the “Advisory Agreement”) between the Fund and the Manager and the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Manager and Kirkpatrick Pettis Capital Management, Inc. (the “Sub-Adviser”) was approved by the Board of Trustees and the independent Trustees in March, 2011. At a meeting called and held for the foregoing purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

•	Copies of the agreements to be renewed;

•	A term sheet describing the material terms of the agreements;

•	The Annual Report of the Fund for the year ended December 31, 2010;

•
A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees review, containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions of capital shares together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager and the Sub-Adviser; and

•	Quarterly materials reviewed at prior meetings on the Fund’s performance, operations, portfolio and compliance.

     The Trustees acted on the Advisory and Administration Agreement and the Sub-Advisory Agreement separately but they considered each in conjunction with the other to determine the agreements’ combined effects on the Fund. The Trustees reviewed materials relevant to, and considered, the factors set forth below, and as to each agreement reached the conclusions described.

The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser.

     The Manager has provided all administrative services to the Fund. The Board considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s shareholder servicing agent and custodian.

     The Manager has arranged for the Sub-Adviser to provide local management of the Fund’s portfolio. The Trustees noted that the Sub-Adviser employed Mr. Christopher Johns as portfolio manager for the Fund, and had provided facilities for credit analysis of the Fund’s portfolio securities. Mr. Johns, based in Denver, has provided local information regarding specific holdings in the Fund’s portfolio. The portfolio manager has also been available and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Fund’s portfolio, with which to assess the Fund as an investment vehicle for residents of Colorado in light of prevailing interest rates and local economic conditions.

     The Board considered that the Manager and the Sub-Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of capital. It noted that compared to other Colorado state-specific municipal bond funds, the portfolio of the Fund was of significantly higher quality and contained no securities subject to the alternative minimum tax.

     The Board concluded that a commendable quality of services was provided and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement and the Sub-Advisory Agreement.

The investment performance of the Fund, the Manager and the Sub-Adviser.

     The Board reviewed each aspect of the Fund’s performance and compared its performance with that of its local competitors, peer group (i.e., Morningstar single-state intermediate tax-free municipal bond funds nationwide) averages and with a benchmark index. It was noted that the materials provided by the Manager indicated that the Fund had investment performance measured by total return that was generally comparable overall to that of its Morningstar peer group and its competitors, compared to which the Fund outperformed in some periods and in others it underperformed, with annualized rates of return explained in part by the Fund’s generally higher-quality portfolio and generally shorter average maturities. Furthermore, the Trustees noted that in the past year the Fund’s net asset value generally fluctuated modestly compared to the local Colorado competitors.

     The Board concluded that the performance of the Fund was competitive in light of market conditions, the length of its average maturities, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

The costs of the services to be provided and profits to be realized by the Manager and the Sub-Adviser and their affiliates from their relationships with the Fund.

     The information provided in connection with renewal contained expense data for the Fund and its local competitors and Morningstar peer group as well as data for single-state tax-free municipal bond funds nationwide, including data for such front-end sales charge funds of a comparable asset size. The materials also showed the profitability to the Manager and the Sub-Adviser of their services to the Fund.

     The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the overall expenses of the Fund and the fees paid were generally similar to and were reasonable as compared to those being paid by other single-state tax-free municipal bond funds for a comparable asset size.

     The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Fund, which was being well managed as indicated by the factors considered previously.

     The Board further concluded that the profitability to the Manager and the Sub-Adviser did not argue against approval of the fees to be paid under the Advisory Agreement or the Sub-Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows.

     Data provided to the Trustees showed that the Fund’s asset size had increased in the most recent fiscal year; however they observed that the extraordinary recent turbulence in the municipal bond market might make it difficult to achieve substantial growth in assets in the near future. The Trustees noted that the materials indicate that the Fund’s fees are already generally comparable to those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement and Sub-Advisory Agreement should be renewed without addition of breakpoints at this time.

Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Fund.

     The Board observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on January 1, 2011 and held for the six months ended June 30, 2011.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended June 30, 2011

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	3.62%	$1,000.00	$1,036.20	$3.74
Class C	3.14%	$1,000.00	$1,031.40	$8.51
Class Y	3.64%	$1,000.00	$1,036.40	$3.48

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.74%, 1.69% and 0.69% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended June 30, 2011

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.12	$3.71
Class C	5.00%	$1,000.00	$1,016.41	$8.45
Class Y	5.00%	$1,000.00	$1,021.37	$3.46

(1)
Expenses are equal to the annualized expense ratio of 0.74%, 1.69% and 0.69% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2011 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Shareholder Meeting Results (unaudited)

     The Annual Meeting of Shareholders of Tax-Free Fund of Colorado (the “Fund”) was held on June 29, 2011. The holders of shares representing 89% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.	To elect Trustees.

Dollar Amount of Votes
Trustee	For	Withheld
Tucker Hart Adams	$239,201,399	$2,539,167
Ernest Calderón	239,722,668	2,019,897
Thomas A. Christopher	239,654,709	2,087,846
Gary C. Cornia	239,654,709	2,087,846
Grady Gammage, Jr.	239,520,549	2,222,006
Diana P. Herrmann	237,934,230	3,808,326
Lyle W. Hillyard	239,631,405	2,111,150
John C. Lucking	239,156,114	2,586,441
Anne J. Mills	239,042,013	2,700,553

2.	To ratify the selection of Tait, Weller & Baker LLP as the Fund’s independent registered public accounting firm.

Dollar Amount of Votes

For	Against	Abstain
$237,955,531	$1,252,225	$2,534,799

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code and no action on the part of shareholders is required.

     For the calendar year ended December 31, 2010, $10,520,475 of dividends paid by Tax-Free Fund of Colorado, constituting 100% of total dividends paid during calendar year 2010, were exempt-interest dividends.

     Prior to February 15, 2011, shareholders were mailed the approriate tax form(s) which contained information on the status of distributions paid for the 2010 calendar year.

     Prior to February 15, 2012, shareholders will be mailed the approriate tax form(s) which will contain information on the status of distributions paid for the 2011 calendar year.

Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Sub-Adviser
KIRKPATRICK PETTIS CAPITAL MANAGEMENT
1600 Broadway, Suite 1100
Denver, Colorado 80202

Board of Trustees
Anne J. Mills, Chair
Tucker Hart Adams
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
Grady Gammage, Jr.
Diana P. Herrmann
Lyle W. Hillyard
John C. Lucking

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Alan R. Stockman, Senior Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if,  based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:	/s/ Diana P. Herrmann
President and Trustee September 9, 2011

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer September 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee September 9, 2011

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer September 9, 2011

TAX-FREE FUND OF COLORADO

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.